Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021		Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 2,729,579		$ 5,197,030	$ 1,876,645
Accounts receivable, net of allowances for doubtful accounts of $76,200 and $40,000, respectively	2,268,833		1,006,834	531,965
Prepaid expenses and other current assets	485,617		142,144	70,277
Total Current Assets	5,484,029		6,346,008	2,478,887
Property and equipment, net of accumulated depreciation of $30,310 and $14,473, respectively	89,401		80,630	10,900
Right of use asset, net	268,096		13,426
Intangible assets, net of accumulated amortization of $226,964 and $116,468, respectively	2,359,402		2,105,432	1,084,852
Goodwill	20,695,024	[1]	4,101,369	922,579
Total Assets	28,895,952		12,646,865	4,497,218
Current Liabilities:
Accounts payable and accrued expenses	1,494,159		809,804	468,900
Stock payable	79,950		46,000
Lease liability, current portion	166,709		8,989
Loans payable, current portion	115,981		9,405
Line of credit			3,000
Convertible note payable, net of debt discount, related party	2,981,401		2,926,609
Note payable, related party			59,787	109,787
Total Current Liabilities	4,838,200		3,863,594	578,687
Long-term Liabilities:
Loans payable, net of current portion	443,373		1,037,115
Lease liability, net of current portion	107,899		4,693
Total Liabilities	5,389,472		4,905,402	578,687
Commitments and Contingencies
Stockholders’ Equity:
Common stock, $.00001 par value; 250,000,000 shares authorized; 120,529,649 and 116,104,971 shares issued and outstanding on September 30, 2021 and December 31, 2020, respectively	1,205		1,161	1,139
Additional paid-in capital	34,518,667		12,607,074	7,770,902
Accumulated deficit	(11,013,392)		(4,866,772)	(1,453,510)
Stockholders' Equity before treasury stock			7,741,463	6,318,531
Treasury stock				(2,400,000)
Total Stockholders’ Equity	23,506,480		7,741,463	3,918,531
Total Liabilities and Stockholders’ Equity	$ 28,895,952		$ 12,646,865	$ 4,497,218

[1]	As of September 30, 2021, the Company had not obtained a third-party valuation for the August 12, 2021, acquisition of VelocIT. As such, the purchase price allocation disclosed in this Quarterly Report for September 30, 2021, may change and, therefore, goodwill from the acquisition may change.